FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At June 30, 2020				At December 31, 2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	10	378	—	—	378	184	—	—	184
Trade receivables	11	—	—	386	386	—	—	393	393
Other financial assets		—	31	—	31	—	29	—	29
Total		378	31	386	795	184	29	393	606

		At June 30, 2020				At December 31, 2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	15	712	—	—	712	754	—	—	754
Borrowings	16	2,536	—	—	2,536	2,361	—	—	2,361
Other financial liabilities		—	61	14	75	—	44	14	58
Total		3,248	61	14	3,323	3,115	44	14	3,173

Schedule of Other Financial Assets and Other Financial Liabilities Positions

		At June 30, 2020				At December 31, 2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	15	712	—	—	712	754	—	—	754
Borrowings	16	2,536	—	—	2,536	2,361	—	—	2,361
Other financial liabilities		—	61	14	75	—	44	14	58
Total		3,248	61	14	3,323	3,115	44	14	3,173

The table below details other financial assets and other financial liabilities positions:

	At June 30, 2020			At December 31, 2019
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	9	22	31	7	22	29
Aluminium and premium future contracts	2	11	13	1	8	9
Energy future contracts	—	—	—	—	—	—
Other future contracts	—	—	—	—	—	—
Currency commercial contracts	7	10	17	5	12	17
Currency net debt derivatives	—	1	1	1	2	3
Other financial assets	9	22	31	7	22	29
Derivatives	30	45	75	23	35	58
Aluminium and premium future contracts	9	19	28	4	10	14
Energy future contracts	—	—	—	—	1	1
Other future contracts	1	4	5	2	4	6
Currency commercial contracts	15	21	36	12	16	28
Currency net debt derivatives	5	1	6	5	4	9
Other financial liabilities	30	45	75	23	35	58

Schedule of Derivatives Measured at Fair Value

	At June 30, 2020				At December 31, 2019
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	12	19	—	31	8	21	—	29
Other financial liabilities - derivatives	30	45	—	75	19	39	—	58